Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Current portion	$ 216,792	$ 107,809	$ 56,691
Long term portion	162,932	21,006	$ 5,969
Deferred revenue	$ 379,724	$ 128,815		$ 62,660